FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 16, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 3,961.0	$ 3,966.9
Liabilities		(1,168.4)	(1,120.1)
Borrowing costs capitalised		28.1	24.1
Unamortized Deferred Transactions Costs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised		$ 5.0	5.8
7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowing costs capitalised	$ 6.4
Fixed interest rate | 7.0% Senior Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest rate	7.00%	7.00%
Carrying Amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 775.1	867.2
Liabilities		(410.6)
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(5.3)
Carrying Amount | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(5.3)
Carrying Amount | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(400.0)	(400.0)
Carrying Amount | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		615.1	664.1
Carrying Amount | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		119.0	127.2
Carrying Amount | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		23.9	24.5
Carrying Amount | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		15.3	24.2
Carrying Amount | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.0	1.9
Carrying Amount | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			9.7
Carrying Amount | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.1	8.8
Carrying Amount | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.7	6.8
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		775.1	867.2
Liabilities		(391.8)
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(5.3)
Recurring fair value measurement | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(5.3)
Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(381.2)	(413.9)
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		615.1	664.1
Recurring fair value measurement | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		119.0	127.2
Recurring fair value measurement | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		23.9	24.5
Recurring fair value measurement | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		15.3	24.2
Recurring fair value measurement | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.0	1.9
Recurring fair value measurement | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			9.7
Recurring fair value measurement | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.1	8.8
Recurring fair value measurement | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.7	6.8
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		765.9	836.5
Liabilities		(381.2)
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 1 | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(381.2)	(413.9)
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		615.1	664.1
Recurring fair value measurement | Level 1 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		119.0	127.2
Recurring fair value measurement | Level 1 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		23.9	24.5
Recurring fair value measurement | Level 1 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		6.9	18.8
Recurring fair value measurement | Level 1 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		1.0	1.9
Recurring fair value measurement | Level 1 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 1 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 1 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		3.2	30.7
Liabilities		(10.6)
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(5.3)
Recurring fair value measurement | Level 2 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(5.3)
Recurring fair value measurement | Level 2 | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		2.4	5.4
Recurring fair value measurement | Level 2 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 2 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			9.7
Recurring fair value measurement | Level 2 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.1	8.8
Recurring fair value measurement | Level 2 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.7	6.8
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		6.0	0.0
Liabilities		0.0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0
Recurring fair value measurement | Level 3 | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0.0	0.0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Short-term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		6.0	0.0
Recurring fair value measurement | Level 3 | Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets			0.0
Recurring fair value measurement | Level 3 | Crude oil contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0.0	0.0
Recurring fair value measurement | Level 3 | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		$ 0.0	$ 0.0